Share Capital (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure Of Classes Of Share Capital [Abstract]
Summary of Share Capital

The authorized share capital of the Corporation consists of an unlimited number of Common Shares, with no par value, and an unlimited number of convertible preferred shares (“Preferred Shares”), with no par value, issuable in series. As at December 31, 2017, 147,947,874 shares were issued and fully paid (December 31, 2016 - 145,101,127).

	Common Shares Number	Preferred Shares Number	Common Shares $000’s	Preferred Shares $000’s
Opening balance, as at January 1, 2016	133,426,193	1,139,249	887,015	684,385
Exercise of stock options	408,359	—	1,215	—
Exercise of warrants	11,266,575	—	290,174	—
Ending balance, as at December 31, 2016	145,101,127	1,139,249	1,178,404	684,385
Exercise of stock options and other equity awards	2,923,184	—	21,923	—
Repurchase of Common Shares	(76,437)	—	(493)	—
Ending balance, as at December 31, 2017	147,947,874	1,139,249	1,199,834	684,385